Total revenue and income - Summary of net income from financial instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest income on financial assets designated at fair value through profit or loss before taxes	R$ 16,744,935	R$ 11,727,589	R$ 6,923,112
Interest Income On Financial Assets Held For Trading, Gross	(6,089,360)	(1,851,844)	1,649,210
Total Income from financial instruments	10,655,575	9,875,745	8,572,322
Taxes and contributions on financial income	(223,711)	(269,740)	(244,231)
Net income from financial instruments	R$ 10,431,864	R$ 9,606,005	R$ 8,328,091